Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 546,322	¥ 533,912
Accrued pension and severance costs	102,970	87,871
Film costs	90,456	40,566
Warranty reserves and accrued expenses	70,529	82,842
Future insurance policy benefits	24,217	22,907
Inventory	33,232	37,431
Depreciation	38,334	39,473
Tax credit carryforwards	62,599	73,945
Reserve for doubtful accounts	5,629	5,580
Impairment of investments	32,136	34,387
Other	170,865	146,777
Gross deferred tax assets	1,207,470	1,127,671
Less: Valuation allowance	(931,247)	(868,233)
Total deferred tax assets	276,223	259,438
Deferred tax liabilities:
Insurance acquisition costs	(145,048)	(140,190)
Future insurance policy benefits	(85,400)	(66,998)
Unrealized gains on securities	(63,730)	(43,831)
Intangible assets acquired through stock exchange offerings	(27,525)	(28,139)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(28,057)	(27,920)
Investment in M3	(46,336)
Other	(61,152)	(73,399)
Gross deferred tax liabilities	(511,480)	(425,944)
Net deferred tax liabilities	(235,257)	(166,506)
Pictures
Deferred tax assets:
Deferred revenue in the Pictures segment	30,181	21,980
Deferred tax liabilities:
Unbilled accounts receivable in the Pictures segment	¥ (54,232)	¥ (45,467)